UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10609

SMID-Cap Portfolio Formally known as Small-Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

SMID-Cap Portfolio                                                                                                                                as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Airlines — 1.7%
SkyWest, Inc.	22,600	$538,558
		$538,558
Automobiles — 1.3%
Thor Industries, Inc.	8,800	$397,232
		$397,232
Capital Markets — 7.0%
Affiliated Managers Group, Inc. (1)	9,600	$1,236,096
SEI Investments Co.	32,040	930,442
		$2,166,538
Commercial Banks — 3.9%
City National Corp.	5,000	$380,450
Cullen/Frost Bankers, Inc.	8,680	464,120
Westamerica Bancorporation	8,300	367,192
		$1,211,762
Commercial Services & Supplies — 1.2%
Copart, Inc. (1)	12,500	$382,375
		$382,375
Computer Peripherals — 2.1%
Diebold, Inc.	12,700	$662,940
		$662,940
Construction & Engineering — 2.5%
Jacobs Engineering Group, Inc. (1)	13,690	$787,312
		$787,312
Consumer Finance — 1.3%
Student Loan Corp. (The)	1,900	$387,410
		$387,410
Containers & Packaging — 1.7%
AptarGroup, Inc.	14,500	$515,620
		$515,620
Distributors — 1.0%
LKQ Corp. (1)	12,680	$312,689
		$312,689
Diversified Consumer Services — 1.5%
Matthews International Corp., Class A	10,600	$462,266
		$462,266

Electric Utilities — 1.4%
DPL, Inc.	15,300	$433,602
		$433,602
Electrical Equipment — 2.1%
Genlyte Group, Inc. (The) (1)	8,100	$636,174
		$636,174
Electronic Equipment & Instruments — 5.3%
Amphenol Corp., Class A	17,300	$616,745
National Instruments Corp.	12,900	420,153
ScanSource, Inc. (1)	18,900	604,611
		$1,641,509
Energy Equipment & Services — 2.7%
FMC Technologies, Inc. (1)	6,200	$491,164
Tetra Technologies, Inc. (1)	11,800	332,760
		$823,924
Food Products — 1.8%
McCormick & Co., Inc.	14,350	$547,883
		$547,883
Gas Utilities — 2.2%
Energen Corp.	12,100	$664,774
		$664,774
Health Care Equipment & Supplies — 9.6%
DENTSPLY International, Inc.	15,100	$577,726
Mentor Corp.	16,330	664,304
ResMed, Inc. (1)	8,600	354,836
Respironics, Inc. (1)	16,000	681,440
Varian Medical Systems, Inc. (1)	15,800	671,658
		$2,949,964
Health Care Providers & Services — 3.7%
Henry Schein, Inc. (1)	11,600	$619,788
Owens & Minor, Inc.	15,300	534,582
		$1,154,370
Hotels, Restaurants & Leisure — 7.3%
Ambassadors Group, Inc.	11,300	$401,489
Brinker International, Inc.	14,200	415,634
International Speedway Corp., Class A	13,400	706,314
Sonic Corp. (1)	32,200	712,264
		$2,235,701

Household Durables — 2.5%
Harman International Industries, Inc.	3,900	$455,520
Mohawk Industries, Inc. (1)	3,000	302,370
		$757,890
Insurance — 8.5%
Brown and Brown, Inc.	18,200	$457,548
HCC Insurance Holdings, Inc.	9,500	317,395
Markel Corp. (1)	2,400	1,162,944
RLI Corp.	12,200	682,590
		$2,620,477
IT Services — 0.7%
Total System Services, Inc.	7,100	$209,521
		$209,521
Life Sciences Tools & Services — 1.0%
Covance, Inc. (1)	4,390	$300,978
		$300,978
Machinery — 1.8%
Graco, Inc.	13,600	$547,808
		$547,808
Marine — 1.0%
Kirby Corp. (1)	7,900	$303,281
		$303,281
Media — 1.9%
Harte-Hanks, Inc.	11,530	$296,090
Morningstar, Inc. (1)	6,500	305,663
		$601,753
Personal Products — 1.2%
Alberto-Culver Co.	15,600	$370,032
		$370,032
Real Estate Management & Development — 1.1%
Forest City Enterprises, Inc., Class A	5,700	$350,436
		$350,436
Road & Rail — 1.5%
Landstar System, Inc.	9,500	$458,375
		$458,375
Software — 7.7%
ANSYS, Inc. (1)	22,200	$588,300
FactSet Research Systems, Inc.	11,200	765,520
Fair Isaac Corp.	8,300	332,996
Jack Henry & Associates, Inc.	26,700	687,525
		$2,374,341

Specialty Retail — 7.5%
Aaron Rents, Inc.	13,300	$388,360
CarMax, Inc. (1)	11,750	299,625
O’Reilly Automotive, Inc. (1)	22,700	829,685
Sally Beauty Holdings, Inc. (1)	51,500	463,500
Tiffany & Co.	6,100	323,666
		$2,304,836
Total Common Stocks (identified cost $25,594,018)		$30,112,331
Total Investments — 97.7% (identified cost $25,594,018)		$30,112,331
Other Assets, Less Liabilities — 2.3%		$695,685
Net Assets — 100.0%		$30,808,016

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,777,370
Gross unrealized appreciation	$4,685,422
Gross unrealized depreciation	(350,461)
Net unrealized appreciation	$4,334,961

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 27, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	August 27, 2007